FOCUS GROWTH PORTFOLIO (Prospectus Summary): | FOCUS GROWTH PORTFOLIO
Focus Growth Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Focus Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.